Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Apr. 03, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Deferred tax liability reversed	$ 8.4